MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Areas
	Year ended December 31,
	2021	2020	2019

North America	$84,739	$45,080	$21,995
Israel	17,866	15,485	12,737
Europe	4,214	12,038	6,073
Asia	9,616	1,740	2,499
South America	339	1,089	1,027
Other	462	785	-
Total	$117,236	$76,217	$44,331

Schedule of Revenue from Major Customers
	Year ended December 31,
	2021	2020	2019
	%

Customer A	26	2	7
Customer B	16	21	-
Customer C	4	14	7
Customer D	2	10	-
Customer E	1	4	12

Schedule of Long-Lived Assets by Geographic Area
	December 31,
	2021	2020
Israel	$19,811	$14,833

USA	11,364	9,716

	$31,175	$24,549